31. Risks and Financial Instruments (Details 5) R$ in Millions	Dec. 31, 2017 BRL (R$)
Total
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Loans including future contractual interest	R$ 16,571.3
Currency and interest rate hedging instruments	422.2
Trade payables	2,155.5
Less than 1 year
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Loans including future contractual interest	3,809.9
Currency and interest rate hedging instruments	145.2
Trade payables	2,155.5
Between 1 and 3 years
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Loans including future contractual interest	3,514.4
Currency and interest rate hedging instruments	136.6
Trade payables	0.0
Between 3 and 5 years
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Loans including future contractual interest	4,968.0
Currency and interest rate hedging instruments	113.4
Trade payables	0.0
More than 5 years
SummaryOfRisksAndFinancialInstrumentsLineItems [Line Items]
Loans including future contractual interest	4,279.0
Currency and interest rate hedging instruments	27.0
Trade payables	R$ 0.0